Note 11 - Finance Income and Finance Costs - Components of Finance Income and Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Finance income received - Bank			$ 16	$ 30
Finance cost - Leases			7	15
Finance cost - Overdraft and short term loans			1,359	1,076
Finance cost - Long term loans			167	0
Finance costs, total	$ 831	$ 529	2,360	2,362
Blanket Mine [member]
Statement Line Items [Line Items]
Unwinding of rehabilitation provision - Blanket (note 20)			198	279
Solar loan notes [member]
Statement Line Items [Line Items]
Unwinding of rehabilitation provision - Blanket (note 20)			5	0
Finance cost - notes payable			624	373
Motapa loan notes payable [member]
Statement Line Items [Line Items]
Finance cost - notes payable			$ 0	$ 619